PROFUNDS

Telecommunications UltraSector ProFund

(Investor Class TCPIX / Service Class TCPSX)

(the "Fund")

Supplement dated February 7, 2023

to the Fund's Summary Prospectus, Statutory Prospectus and

Statement of Additional Information

dated November 30, 2022, each as supplemented or amended

Effective February 7, 2023, the Fund has been liquidated, and is no longer available for sale. All information pertaining to the Fund is hereby removed from the Prospectus and Statement of Additional Information.

For more information, please contact the Funds at 1-888-776-3637.

Please retain this supplement for future reference.